Share-based Compensation Expenses (Summary of Company's Option Activity under 2008 Plan) (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	May 31, 2016	Dec. 08, 2014	Dec. 31, 2016	Dec. 31, 2015
Number of share options
Modified (in shares)	(3,630,121)
2008 Plan [Member]
Number of share options
Granted (in shares)	7,260,242	2,159,812
Weighted Average Exercise Price
Granted (in dollars per share)	$ 0.0001
2008 Plan [Member] | Stock options [Member]
Number of share options
Outstanding as of beginning of the period (in shares)			30,081,811
Granted (in shares)			8,203,575
Exercised (in shares)			(1,510,968)
Forfeited (in shares)			(1,813,853)
Modified (in shares)			(3,630,121)
Outstanding as of end of the period (in shares)			31,330,444	30,081,811
Vested and expected to vest at end of the period (in shares)			30,229,780
Exercisable at the end of the period (in shares)			14,147,380
Weighted Average Exercise Price
Outstanding as of beginning of the period (in dollars or RMB per share)			$ 2.94
Granted (in dollars per share)			2.58
Exercised (in dollars per share)			0.51
Forfeited (in dollars per share)			2.62
Modified (in dollars per share)			0
Outstanding as of end of the period (in dollars per share)			1.86	$ 2.94
Vested and expected to vest at end of the period (in dollars per share)			1.83
Exercisable at the end of the period (in dollars per shares)			$ 1.15
Weighted Average Remaining Contractual Life
Outstanding as of end of the period			6 years 9 months 22 days	7 years 4 days
Vested and expected to vest at end of the period			6 years 8 months 23 days
Exercisable at the end of the period			4 years 3 months 29 days
Aggregate Intrinsic Value
Outstanding as of end of the period			$ 34,999	$ 71,711
Vested and expected to vest at end of the period			$ 34,403
Exercisable at the end of the period (in shares)			25,697